DISPOSAL GROUPS HELD FOR SALE (Details) - USD ($)		12 Months Ended
	Jan. 06, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2016
ASSETS
Cash		$ 0	$ 0	$ 7,553,701	$ 7,775,528	$ 5,363,552
TOTAL ASSETS				0	171,954,262
LIABILITIES
TOTAL LIABILITIES				0	3,036,447
Cash consideration							$ 270,000
Investment loss		$ 0	$ 0	(164,098,554)	0
Disposal group, held for sale | Jinchen Agriculture and Dongsheng Guarantee
ASSETS
Cash				3,755,831	7,775,528
Restricted cash				15,568,983	16,026,192
Commission receivable				1,211,140	1,246,707
Compensation receivable				100,622	103,577
Advance payment				17,217	17,724
Interest receivable				15,940,393	16,408,380
Other receivable				198
Available-for-sale financial assets				126,596,083	130,313,790
Property and equipment, net				60,585	62,364
TOTAL ASSETS				163,251,052	171,954,262
LIABILITIES
Allowance on guarantee				348,854	359,098
Unearned Income-Guarantee commission				77,902	80,190
Income tax payable				2,243,618	2,309,505
Other liabilities				75,381	77,580
Deferred tax liabilities				204,081	210,074
TOTAL LIABILITIES				2,949,836	3,036,447
Net assets de-recognised				$ 160,301,216	$ 168,917,815
Cash consideration	$ 0
Investment loss	$ 164,100,000